Issuance of common units (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Schedule of Proceeds Received after Issuance of Common Units [Table Text Block]
The acquisition was settled on January 3, 2017. Refer to note 26.

(in thousands of U.S. dollars)	2016
Gross proceeds received	$115,956
Less: Underwriters' discount	(3,943)
Less: Offering expenses	(484)
Net proceeds received	$111,529